Expense Example	Jul. 27, 2026 USD ($)
T. Rowe Price U.S. Limited Duration TIPS Index Fund- Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 22
Expense Example, with Redemption, 3 Years	86
Expense Example, with Redemption, 5 Years	175
Expense Example, with Redemption, 10 Years	436
T. Rowe Price U.S. Limited Duration TIPS Index Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	11
Expense Example, with Redemption, 3 Years	37
Expense Example, with Redemption, 5 Years	66
Expense Example, with Redemption, 10 Years	152
T. Rowe Price U.S. Limited Duration TIPS Index Fund-Z Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0